Cover	Jun. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by DNA X, Inc. (the “Company”) with the Securities and Exchange Commission on July 2, 2026 (the “Original 8-K”). This Form 8-K/A is being filed for the purpose of updating the disclosure under Items 3.02, 3.03 and 5.03 of the Original 8-K and providing additional information relating to the Transaction under Item 8.01 hereof.
Document Period End Date	Jun. 29, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38907
Entity Registrant Name	DNA X, Inc.
Entity Central Index Key	0001178697
Entity Tax Identification Number	94-3336783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4445 Eastgate Mall
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(661)
Local Phone Number	618-7580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false